Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Cost:
Product and distribution rights, Cost	$ 73,961	$ 73,438
Deferred charges in respect of loans and bonds from institutional investors, Cost	193	194
Other deferred costs, Cost	1,541	1,541
Intangible assets and deferred costs, Cost	75,695	75,173
Accumulated amortization and impairment charges:
Product and distribution rights, accumulated amortization	58,366	55,168
Deferred charges in respect of loans and bonds from institutional investors, accumulated amortization	187	179
Other deferred costs, accumulated amortization	1,535	1,518
Intangible assets and deferred costs, accumulated amortization	60,088	56,865
Amortized cost	$ 15,607	$ 18,308